SCHEDULE OF UNUTILIZED TAX LOSSES (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense
At beginning of year	$ 6,785,000	$ 4,501,000	$ 3,016,000
Addition	2,240,000	2,517,000	1,485,000
Over-provision in respect of prior years	(196,000)	(233,000)
At end of year	8,829,000	6,785,000	4,501,000
At beginning of year	1,145,000	1,218,000	776,000
Addition	241,000	206,000	442,000
(Over)/under-provision in respect of prior years	18,000	(279,000)
At end of year	1,404,000	1,145,000	1,218,000
Total	10,233,000	7,930,000	5,719,000
Unrecorded approximate deferred tax benefits @ 17%	$ 1,740,000	$ 1,348,000	$ 972,000